Debt Narrative (Details) $ in Thousands	1 Months Ended			6 Months Ended
	May 31, 2022 USD ($)	Mar. 31, 2022 USD ($)	Feb. 28, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
Repayments of long-term debt				$ 198,790	$ 367,105
Line of credit facility, covenant terms, minimum liquidity				30,000
Debt instrument, convertible, liquidation preference, cash value				$ 15,000
Ratio of net debt to EBITDA				2.75
Ratio of adjusted EBITDA to net interest expense				5.00
Credit facility, covenant terms, solvency				0.50
Minimum fair value of collateral				1.75
Minimum
Debt Instrument [Line Items]
Interest rates				1.10%
Maximum
Debt Instrument [Line Items]
Interest rates				8.00%
$175.0 Million Credit Facility | Credit Facility
Debt Instrument [Line Items]
Debt instrument, term		5 years
Debt instrument, face amount		$ 175,000		$ 175,000
$175.0 Million Credit Facility | Term Loan | Credit Facility
Debt Instrument [Line Items]
Debt instrument, face amount		$ 75,000
$175.0 Million Credit Facility | Term Loan | Secured Overnight Financing Rate (SOFR) | Credit Facility
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate		3.05%
$175.0 Million Credit Facility | Revolving credit facility | Credit Facility
Debt Instrument [Line Items]
Debt instrument, face amount		$ 75,000
Percentage of available borrowings under Revolving Loans available to be drawn in Euros		1
Percentage of contracted cash flows amount available for drawing under the Revolving Loans is based upon		0.50
Forward looking months basis		30 months
$175.0 Million Credit Facility | Revolving credit facility | ING Revolving Credit Facility
Debt Instrument [Line Items]
Debt instrument, face amount				$ 60,000
Draws on revolving credit facility		$ 25,000
Repayment of revolving credit facility	$ 25,000
$175.0 Million Credit Facility | Revolving credit facility | Secured Overnight Financing Rate (SOFR) | Credit Facility
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate		3.15%
$175.0 Million Credit Facility | Letter of Credit | Credit Facility
Debt Instrument [Line Items]
Debt instrument, face amount		$ 25,000
Percentage of available borrowings under Revolving Loans available to be drawn in Euros		0.50
Line of credit facility, commitment fee percentage		3.15%
$87.7 Million Subordinated Debt
Debt Instrument [Line Items]
Debt instrument, face amount						$ 87,700
Repayments of long-term debt			$ 87,700
Interest rate			8.00%
$70.7 Million Redeemable Note
Debt Instrument [Line Items]
Debt instrument, face amount						$ 70,700
Repayments of long-term debt	$ 53,000